Income Tax Matters - Tax Credits for Loss Carry-Forwards (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance, Deferred tax assets	€ 8,229	€ 8,675
Ending balance, Deferred tax assets	7,820	8,229
Tax loss carryforwards generated in the tax group		755
Tax credits for loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance, Deferred tax assets	2,513	3,149
Additions	757	391
Reversals	(347)	(957)
Perimeter changes	(1)	0
Translation differences and other	(146)	(70)
Ending balance, Deferred tax assets	2,776	2,513
Tax loss carryforwards generated in the tax group	8,077
Spain
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance, Deferred tax assets	1,617
Ending balance, Deferred tax assets	1,500	1,617
Tax loss carryforwards generated in the tax group	1,283
Spain | Tax credits for loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance, Deferred tax assets	1,617	2,520
Additions	0	2
Reversals	(114)	(866)
Perimeter changes	(1)	0
Translation differences and other	(2)	(39)
Ending balance, Deferred tax assets	1,500	1,617
Germany
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Ending balance, Deferred tax assets	472
Tax loss carryforwards generated in the tax group	6,500
Germany | Tax credits for loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance, Deferred tax assets	550	413
Additions	82	226
Reversals	(160)	(89)
Perimeter changes	0	0
Translation differences and other	0	0
Ending balance, Deferred tax assets	472	550
Hispanoamérica
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Ending balance, Deferred tax assets	799
Tax loss carryforwards generated in the tax group	165
Hispanoamérica | Tax credits for loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance, Deferred tax assets	321	192
Additions	675	157
Reversals	(53)	0
Perimeter changes	0	0
Translation differences and other	(144)	(28)
Ending balance, Deferred tax assets	799	321
Other countries | Tax credits for loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance, Deferred tax assets	25	24
Additions	0	6
Reversals	(20)	(2)
Perimeter changes	0	0
Translation differences and other	0	(3)
Ending balance, Deferred tax assets	5	€ 25
Telefónica Spain | Tax credits for loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards generated in the tax group	3,055
Less than 1 year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Ending balance, Deferred tax assets	922
Less than 1 year | Tax credits for loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards generated in the tax group	237
Less than 1 year | Telefónica Spain | Tax credits for loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards generated in the tax group	0
More than 360 days
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Ending balance, Deferred tax assets	6,898
More than 360 days | Tax credits for loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards generated in the tax group	7,840
More than 360 days | Telefónica Spain | Tax credits for loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards generated in the tax group	€ 3,055